Income Taxes (Tables)	9 Months Ended
Sep. 30, 2015
Income Taxes Recognized During Period
Income taxes recognized during the three and nine months ended September 30, 2015 comprise:

	Three Months Ended		Nine Months Ended
	September	September	September	September
	30,	30,	30,	30,
	2015	2014	2015	2014
	(In thousands)		(In thousands)

Provision for income taxes	$9,196	$9,216	$29,534	$23,577